BLACKROCK FUNDSSM

BlackRock Developed Real Estate Index Fund

(the “Fund”)

Supplement dated April 8, 2016 to the Fund’s

Statement of Additional Information dated August 12, 2015

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Alan Mason, Greg Savage, CFA, Jennifer Hsui, CFA, Creighton Jue, CFA and Rachel Aguirre are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

The table in the sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alan Mason	312	376	296	0	0	0
	$712.9 Billion	$497.5 Billion	$464.4 Billion	$0	$0	$0
Greg Savage, CFA	338	91	3	0	0	0
	$719.6 Billion	$33.37 Billion	$242.2 Million	$0	$0	$0
Jennifer Hsui, CFA*	54	0	0	0	0	0
	$82.79 Billion	$0	$0	$0	$0	$0
Creighton Jue, CFA*	0	19	9	0	0	0
	$0	$5.22 Billion	$4.53 Billion	$0	$0	$0
Rachel Aguirre*	13	82	64	0	0	0
	$14.68 Billion	$139.1 Billion	$94.08 Billion	$0	$0	$0

*  Information provided for Ms. Hsui, Mr. Jue and Ms. Aguirre is as of March 31, 2016.

The last sentence in the sub-section entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of Messrs. Mason, Savage and Jue and Mses. Hsui and Aguirre is not measured against a specific benchmark.

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

As of March 31, 2016, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
Alan Mason	None
Greg Savage, CFA	None
Jennifer Hsui, CFA	None
Creighton Jue, CFA	None
Rachel Aguirre	None

Shareholders should retain this Supplement for future reference.